Note 18 - Capital Stock	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]
18.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;

An unlimited number of Subordinate Voting Shares having one vote per share; and

An unlimited number of Multiple Voting Shares having 20 votes per share, convertible at any time into Subordinate Voting Shares at a rate of one Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2024	49,284,982	1,471,845	1,325,694	373	50,610,676	1,472,218
December 31, 2025	49,778,127	1,531,271	1,325,694	373	51,103,821	1,531,644

During 2025, the Company declared dividends on its Common Shares of $0.30 per share (2024 - $0.30).

On February 28, 2024, the Company issued 2,479,500 Subordinate Voting Shares for gross proceeds of $300,019. The total proceeds, net of commissions and fees, were recorded in common shares. The net proceeds were used to repay balances outstanding on the Revolving Credit Facility.